Related-party transactions - Related-party transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	€ 158	€ 232	€ 196
Purchases of goods, related party transactions	53	67	62
Amounts receivable, related party transactions	32	28	127
Amounts payable, related party transactions	€ 2	€ 1	€ 36